Quarterly Holdings Report
for
Fidelity® Limited Term Municipal Income Fund
September 30, 2023
STM-NPRT3-1123
1.807744.119
Municipal Bonds - 98.6%
	Principal Amount (a) (000s)	Value ($) (000s)
Alabama - 2.5%
Birmingham Arpt. Auth. Series 2020:
5% 7/1/26 (Build America Mutual Assurance Insured)	555	573
5% 7/1/27 (Build America Mutual Assurance Insured)	500	524
Black Belt Energy Gas District:
Bonds:
(Proj. No. 5) Series A, 4%, tender 10/1/26 (b)	4,000	3,901
Series 2022 E, 5%, tender 6/1/28 (b)	4,945	4,997
Series 2023 D1, 5.5%, tender 2/1/29 (b)	4,460	4,549
Series 2022 C1:
5.25% 12/1/26	1,845	1,879
5.25% 6/1/27	1,290	1,316
5.25% 12/1/27	1,170	1,198
5.25% 6/1/28	1,540	1,577
5.25% 12/1/28	1,275	1,309
5.25% 6/1/29	1,000	1,014
Huntsville Health Care Auth. Bonds Series 2023 A, 5%, tender 6/1/30 (b)	6,500	6,765
Mobile County Board of School Commissioners:
Series 2016 A:
5% 3/1/24	1,225	1,230
5% 3/1/25	1,225	1,243
Series 2016 B, 5% 3/1/24	1,210	1,214
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1%, tender 6/26/25 (b)	5,030	4,743
Southeast Alabama Gas Supply District Bonds (Proj. No. 2) Series 2018 A, 4%, tender 6/1/24 (b)	2,460	2,444
Southeast Energy Auth. Coop. Dis Bonds (Proj. No. 6) Series 2023 B, 5%, tender 6/1/30 (b)	10,000	10,101
Southeast Energy Auth. Rev. Bonds:
(Proj. No. 2) Series 2021 B1:
4% 6/1/24	600	597
4% 6/1/25	725	717
4% 6/1/26	1,500	1,475
4% 6/1/27	2,440	2,389
4% 6/1/28	3,780	3,670
Bonds Series 2022 B1, 5%, tender 8/1/28 (b)	6,035	6,028
TOTAL ALABAMA		65,453
Alaska - 0.1%
Alaska Hsg. Fin. Corp. Mtg. Rev. Series 2022 A, 3% 6/1/51	1,160	1,085
Alaska Int'l. Arpts. Revs. Series 2021 C, 5% 10/1/26 (c)	1,510	1,533
Alaska Muni. Bond Bank Series 2015 B, 5% 3/1/28 (c)	1,390	1,402
TOTAL ALASKA		4,020
Arizona - 3.1%
Arizona Board of Regents Arizona State Univ. Rev.:
Series 2016 A, 5% 7/1/26	275	280
Series 2021:
5% 8/1/26	1,100	1,137
5% 8/1/27	1,500	1,574
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A:
5% 12/1/23	980	981
5% 12/1/24	1,465	1,480
Arizona Indl. Dev. Auth. Hosp. Rev. Series 2021 A:
5% 2/1/25	1,100	1,114
5% 2/1/26	1,200	1,226
5% 2/1/27	1,200	1,240
Chandler Indl. Dev. Auth. Indl. Dev. Rev.:
(Intel Corp. Proj.) Series 2022 2, 5%, tender 9/1/27 (b)(c)	8,765	8,863
Bonds (Intel Corp. Proj.) Series 2019, 5%, tender 6/3/24 (b)(c)	30,560	30,587
Glendale Union School District 205 Series A:
5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	200	206
5% 7/1/27 (Assured Guaranty Muni. Corp. Insured)	250	260
Maricopa County Indl. Dev. Auth. Sr. Living Facilities (Christian Care Surprise, Inc. Proj.) Series 2016, 5% 1/1/26 (d)	755	704
Maricopa County Rev.:
Bonds:
Series 2019 D, 5%, tender 5/15/26 (b)	6,765	6,912
Series 2023 A2, 5%, tender 5/15/28 (b)	4,480	4,664
Series 2016 A, 5% 1/1/25	4,725	4,783
Maricopa County Spl. Health Care District Gen. Oblig. Series 2021 D, 5% 7/1/26	3,000	3,094
Maricopa County Unified School District #48 Scottsdale Series D:
4% 7/1/25	800	803
4% 7/1/26	900	907
4% 7/1/27	225	228
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 D, 5% 7/1/25	2,110	2,151
Series 2019 B:
5% 7/1/24 (c)	1,550	1,556
5% 7/1/25 (c)	1,500	1,515
Phoenix Civic Impt. Corp. Series 2019 B, 5% 7/1/28	1,910	1,997
Tucson Ctfs. of Prtn. Series 2016, 5% 7/1/27 (Assured Guaranty Muni. Corp. Insured)	1,245	1,281
Univ. of Arizona Univ. Revs. Series 2019 A, 5% 6/1/26	1,250	1,292
Western Maricopa Ed. Ctr. District Series 2019 B, 5% 7/1/26	2,000	2,066
TOTAL ARIZONA		82,901
California - 4.0%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series 2021 A, 2%, tender 4/1/28 (b)	7,365	6,589
Series A, 2.95%, tender 4/1/26 (b)	4,895	4,721
Series B, 2.85%, tender 4/1/25 (b)	4,000	3,907
California Gen. Oblig.:
Series 2017, 5% 8/1/26	1,200	1,246
Series 2020, 4% 11/1/26	700	708
Series 2023, 5% 10/1/28	4,000	4,272
California Muni. Fin. Auth. Ctfs. of Prtn. Series 2021, 5% 11/1/27 (d)	1,500	1,506
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2017 A, 0.7%, tender 12/1/23 (b)(c)	4,005	3,975
California Pub. Works Board Lease Rev.:
(Various Cap. Projs.):
Series 2022 C, 5% 8/1/24	965	975
Series 2023 B, 5% 12/1/28	5,950	6,363
Series 2023 A, 5% 12/1/29	2,000	2,162
Fresno Arpt. Rev. Series 2023 A:
5% 7/1/26 (Build America Mutual Assurance Insured) (c)	1,000	1,016
5% 7/1/27 (Build America Mutual Assurance Insured) (c)	1,340	1,374
5% 7/1/28 (Build America Mutual Assurance Insured) (c)	2,885	2,986
5% 7/1/29 (Build America Mutual Assurance Insured) (c)	3,025	3,152
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Series 2022 G, 5% 12/1/24	1,500	1,525
Los Angeles Dept. Arpt. Rev.:
Series 2016 A:
5% 5/15/24 (c)	890	894
5% 5/15/24 (Escrowed to Maturity) (c)	120	121
5% 5/15/25 (c)	880	891
5% 5/15/25 (Escrowed to Maturity) (c)	120	122
Series 2017 B, 5% 5/15/25 (c)	2,265	2,293
Series 2018 B:
5% 5/15/25 (c)	1,305	1,321
5% 5/15/26 (c)	1,545	1,578
Series 2018 C, 5% 5/15/27 (c)	1,615	1,660
Series 2020 C, 5% 5/15/26 (c)	2,645	2,702
Los Angeles Unified School District Ctfs. of Prtn. Series 2023 A, 5% 10/1/28	3,450	3,694
Palomar Health Rev. Series 2016:
5% 11/1/23	1,955	1,955
5% 11/1/24	1,955	1,964
5% 11/1/25	1,000	1,003
Port of Oakland Rev.:
Series 2021 H, 5% 5/1/28 (c)	1,000	1,038
Series H:
5% 5/1/26 (c)	1,830	1,862
5% 5/1/27 (c)	3,400	3,495
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2020 C, 5% 7/1/26 (c)	1,000	1,016
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2019 A:
5% 1/1/24 (c)	1,660	1,661
5% 1/1/27 (c)	2,405	2,462
Series 2022 A:
5% 5/1/26 (c)	4,535	4,614
5% 5/1/27 (c)	4,590	4,717
5% 5/1/28 (c)	6,130	6,353
5% 5/1/29 (c)	4,100	4,272
Series 2023 A, 5% 5/1/25 (c)	1,770	1,793
Southern California Pub. Pwr. Auth. Rev. Bonds Series 2020 C, 0.65%, tender 7/1/25 (b)	8,000	7,517
TOTAL CALIFORNIA		107,475
Colorado - 2.3%
Colorado Health Facilities Auth. Rev. Bonds Bonds:
Series 2019 B:
5%, tender 8/1/25 (b)	2,950	2,963
5%, tender 8/1/26 (b)	2,035	2,061
5%, tender 11/19/26 (b)	615	640
5%, tender 11/19/26 (b)	6,065	6,222
Series 2023 A1, 5%, tender 11/15/28 (b)	12,265	12,887
Colorado Hsg. & Fin. Auth.:
Series 2019 F, 4.25% 11/1/49	1,080	1,060
Series 2019 H, 4.25% 11/1/49	550	540
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2020, 5% 6/1/26	1,000	1,029
Colorado Springs Utils. Rev. Series 2020:
5% 11/15/25	1,320	1,354
5% 11/15/25	1,020	1,046
Colorado Univ. Co. Hosp. Auth. Rev. Bonds Series 2019 C, 5%, tender 11/15/24 (b)	14,940	14,997
Denver City & County Arpt. Rev.:
Series 2018 A, 5% 12/1/29 (c)	1,205	1,239
Series 2020 B1, 5% 11/15/24 (c)	1,500	1,511
E-470 Pub. Hwy. Auth. Rev. Series 2020 A, 5% 9/1/26	1,750	1,809
Univ. of Colorado Enterprise Sys. Rev. Bonds:
Series 2019 C, 2%, tender 10/15/24 (b)	9,030	8,785
Series 2021 C3A, 2%, tender 10/15/25 (b)	1,625	1,546
Series 2021 C3B, 2%, tender 10/15/26 (b)	1,345	1,252
TOTAL COLORADO		60,941
Connecticut - 3.0%
Connecticut Gen. Oblig.:
Series 2016 A, 5% 3/15/26	1,925	1,984
Series 2019 A:
5% 4/15/26	2,355	2,430
5% 4/15/30	965	1,032
Series 2020 C, 2% 6/1/25	1,000	955
Series 2021 D, 5% 7/15/25	1,685	1,719
Series 2022 A, 4% 1/15/26	1,025	1,030
Series 2022 E:
5% 11/15/25	6,000	6,157
5% 11/15/26	6,000	6,244
Series 2022 G, 5% 11/15/26	6,000	6,244
Series C, 4% 6/1/26	1,100	1,107
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
Series 2010 A3, 0.25%, tender 2/9/24 (b)	4,155	4,092
Series 2014 B, 1.8%, tender 7/1/24 (b)	3,150	3,077
Series 2017 B2, 3.2%, tender 7/1/26 (b)	3,370	3,271
Series 2017 C2, 2.8%, tender 2/3/26 (b)	19,250	18,559
Series 2016 A, 2%, tender 7/1/26 (b)	1,725	1,608
Series 2018 S, 5% 7/1/24	1,000	1,007
Series 2019 A:
4% 7/1/24 (d)	1,090	1,069
5% 7/1/25 (d)	705	687
5% 7/1/28 (d)	1,315	1,245
5% 7/1/29 (d)	940	882
Series 2022 M:
5% 7/1/24	175	175
5% 7/1/27	250	255
5% 7/1/28	300	308
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2021 C, 5% 1/1/25	1,280	1,297
Series A, 5% 9/1/26	1,025	1,063
Hartford County Metropolitan District Gen. Oblig. Series 2021 A:
5% 9/1/27	800	843
5% 9/1/28	775	829
New Britain Gen. Oblig. Series 2009, 5% 4/1/24 (Escrowed to Maturity)	373	374
New Haven Gen. Oblig. Series 2016 A, 5% 8/15/25 (Assured Guaranty Muni. Corp. Insured)	980	995
Stratford Gen. Oblig. Series 2019:
5% 1/1/25	3,890	3,938
5% 1/1/26	3,735	3,817
Univ. of Connecticut Gen. Oblig. Series 2019 A, 5% 11/1/26	1,000	1,039
TOTAL CONNECTICUT		79,332
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. Bonds (Delmarva Pwr. & Lt. Co. Proj.) Series A, 1.05%, tender 7/1/25 (b)	1,475	1,383
District Of Columbia - 2.4%
District of Columbia Income Tax Rev.:
Series 2020 A, 5% 3/1/24	715	718
Series 2022 C, 5% 12/1/27	5,900	6,242
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Bonds Series 2019 C, 1.75%, tender 10/1/24 (b)	7,540	7,317
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2014 A, 5% 10/1/26 (c)	1,140	1,140
Series 2017 A, 5% 10/1/26 (c)	12,905	13,155
Series 2019 A:
5% 10/1/23 (c)	465	465
5% 10/1/25 (c)	1,410	1,427
Series 2020 A:
5% 10/1/24 (c)	4,470	4,496
5% 10/1/25 (c)	4,470	4,524
Series 2021 A:
5% 10/1/25 (c)	3,000	3,036
5% 10/1/28 (c)	20,500	21,256
TOTAL DISTRICT OF COLUMBIA		63,776
Florida - 4.5%
Brevard County Health Facilities Auth. Rev. Series 2023 A:
5% 4/1/26	1,920	1,938
5% 4/1/28	2,115	2,166
Broward County Arpt. Sys. Rev.:
Series 2012 P-1, 5% 10/1/25 (c)	6,645	6,647
Series 2015 C, 5% 10/1/24 (c)	1,015	1,020
Series 2019 A:
5% 10/1/24 (c)	1,300	1,306
5% 10/1/25 (c)	1,500	1,514
Series 2019 B:
5% 10/1/24 (c)	750	753
5% 10/1/25 (c)	755	762
Broward County School Board Ctfs. of Prtn. Series 2022 A, 5% 7/1/25	1,860	1,895
Cap. Projs. Fin. Auth. Student Hsg. Rev. (Cap. Projs. Ln. Prog. - Florida Univs.) Series 2020 A:
5% 10/1/24	540	541
5% 10/1/26	1,940	1,959
Central Florida Expressway Auth. Sr. Lien Rev. Series 2021:
5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	1,485	1,532
5% 7/1/27 (Assured Guaranty Muni. Corp. Insured)	8,200	8,563
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. Bonds Series 2023 C, 5%, tender 12/1/25 (b)	1,270	1,281
Florida Hsg. Fin. Corp. Rev. Series 2021 1, 3% 1/1/52	5,220	4,939
Florida Keys Aqueduct Auth. Wtr. Rev. Series 2021 B, 5% 9/1/25	2,360	2,414
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/24	1,955	1,964
5% 10/1/25	1,710	1,710
5% 10/1/26	1,955	1,959
Florida Muni. Pwr. Agcy. Rev. Series 2016 A, 4% 10/1/26	530	531
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2015 A, 5% 10/1/29 (Pre-Refunded to 10/1/25 @ 100) (c)	1,070	1,084
Series 2016 A, 5% 10/1/25 (Escrowed to Maturity) (c)	620	628
Series 2016, 5% 10/1/26 (c)	1,300	1,320
Series 2017 A:
5% 10/1/25 (c)	320	323
5% 10/1/25 (Escrowed to Maturity) (c)	1,675	1,694
5% 10/1/26 (c)	545	553
5% 10/1/26 (Escrowed to Maturity) (c)	2,025	2,065
5% 10/1/27 (Escrowed to Maturity) (c)	580	598
Series 2019 A:
5% 10/1/24 (c)	12,700	12,780
5% 10/1/25 (c)	6,700	6,788
5% 10/1/27 (c)	1,940	1,996
Hillsborough County School Board Ctfs. of Prtn. (School Board of Hillsbrough County, Florida Master Lease Prog.) Series 2017 B, 5% 7/1/28	2,375	2,456
Jacksonville Spl. Rev. Series 2022 A:
5% 10/1/23	345	345
5% 10/1/24	785	794
5% 10/1/25	610	625
5% 10/1/26	435	451
5% 10/1/27	345	363
5% 10/1/28	685	729
5% 10/1/29	595	640
5% 10/1/30	560	607
5% 10/1/32	510	558
Lee County Arpt. Rev. Series 2021 A:
5% 10/1/23 (c)	475	475
5% 10/1/24 (c)	1,795	1,802
5% 10/1/25 (c)	3,325	3,356
Lee Memorial Health Sys. Hosp. Rev. Bonds Series 2019 A2, 5%, tender 4/1/26 (b)	4,810	4,871
Miami-Dade County Aviation Rev.:
Series 2012 A, 5% 10/1/24 (c)	1,800	1,801
Series 2014 A, 5% 10/1/31 (c)	1,750	1,748
Series 2016 A, 5% 10/1/27	1,275	1,315
Miami-Dade County School Board Ctfs. of Prtn. Series 2015 A, 5% 5/1/27 (Assured Guaranty Muni. Corp. Insured)	1,880	1,907
Orange County Hsg. Fin. Auth. Multi-family Rev. Bonds Series 2021 B, 0.55%, tender 7/1/24 (b)	9,950	9,601
Palm Beach County Health Facilities Auth. Hosp. Rev.:
(Jupiter Med. Ctr. Proj.) Series 2022, 5% 11/1/28	150	152
Series 2014:
5% 12/1/23 (Escrowed to Maturity)	190	190
5% 12/1/24 (Escrowed to Maturity)	380	385
Palm Beach County Health Facilities Auth. Rev.:
Series 2015 C:
5% 5/15/24	1,000	990
5% 5/15/30	2,490	2,288
Series 2021 C, 4% 5/15/29	1,440	1,270
Pinellas County Hsg. Fin. Auth. Bonds Series 2021 B, 0.65%, tender 7/1/24 (b)	2,170	2,095
Seminole County School Board Ctfs. of Prtn. Series 2016 C:
5% 7/1/25	980	997
5% 7/1/26	1,115	1,152
Village Cmnty. Dev. District No. 13 Series 2019, 2.625% 5/1/24	120	119
TOTAL FLORIDA		119,305
Georgia - 4.3%
Atlanta Arpt. Rev.:
Series 2014 C, 5% 1/1/29 (c)	900	901
Series 2020 A, 5% 7/1/26 (c)	3,000	3,051
Series 2020 B:
5% 7/1/27 (c)	4,000	4,105
5% 7/1/29 (c)	1,920	1,999
Series 2021 C, 5% 7/1/30 (c)	1,315	1,374
Series 2023 G:
5% 7/1/28 (c)(e)	2,015	2,085
5% 7/1/29 (c)(e)	5,635	5,868
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1995 4, 3.8%, tender 5/21/26 (b)	3,500	3,412
Series 2012, 1.7%, tender 8/22/24 (b)	3,400	3,286
Series 2013 1st, 2.925%, tender 3/12/24 (b)	9,930	9,811
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2017 E, 3.25%, tender 2/3/25 (b)	900	881
Columbus Med. Ctr. Hosp. Auth. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5%, tender 7/1/26 (b)	4,840	4,912
Georgia Gen. Oblig. Series 2016 A, 5% 2/1/27	4,980	5,127
Georgia Muni. Elec. Auth. Pwr. Rev. Series 2020 A:
4% 11/1/23	920	919
4% 11/1/24	1,420	1,414
5% 1/1/25	1,000	1,009
5% 1/1/26	1,125	1,144
5% 1/1/26	1,000	1,017
5% 1/1/27	760	779
Georgia Road & Thruway Auth. Rev. Series 2020, 5% 6/1/26	2,500	2,585
Main Street Natural Gas, Inc.:
Bonds:
Series 2021 A, 4%, tender 9/1/27 (b)	15,000	14,604
Series 2021 C, 4%, tender 12/1/28 (b)	16,990	16,227
Series 2023 D, 5%, tender 12/1/30 (b)	11,820	11,710
Series 2022 A:
4% 12/1/23	265	265
4% 12/1/24	1,100	1,087
4% 12/1/25	170	167
4% 12/1/26	1,955	1,899
Series 2023 B, 5% 3/1/24	260	260
Series 2023 D, 5% 12/1/29	2,750	2,751
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) Series 1995, 2.25% 7/1/25	6,505	6,147
Private Colleges & Univs. Auth. Rev.:
(The Savannah College of Art & Design Projs.) Series 2021, 5% 4/1/26	1,200	1,226
Series 2020 B, 5% 9/1/25	2,570	2,629
TOTAL GEORGIA		114,651
Hawaii - 0.6%
Hawaii Arpts. Sys. Rev. Series 2018 A, 5% 7/1/31 (c)	1,000	1,024
Hawaii Gen. Oblig. Series 2015 EZ, 5% 10/1/26	10,000	10,220
Honolulu City & County Gen. Oblig.:
Series 2016 C, 5% 10/1/28	1,000	1,067
Series 2020 F:
5% 7/1/25	1,255	1,281
5% 7/1/26	800	828
Series 2022 A, 5% 11/1/26	1,985	2,066
TOTAL HAWAII		16,486
Idaho - 0.0%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2019 A, 4% 1/1/50	250	244
Illinois - 8.1%
Champaign County Cmnty. Unit Series 2019, 4% 6/1/24	420	419
Chicago Board of Ed.:
Series 2017 C:
5% 12/1/26	485	491
5% 12/1/27	1,830	1,854
Series 2018 C, 5% 12/1/24	13,000	13,072
Series 2019 A, 0% 12/1/26	3,500	3,000
Chicago Gen. Oblig. Series 2020 A, 5% 1/1/30	2,005	2,075
Chicago Metropolitan Wtr. Reclamation District of Greater Chicago Series 2007, 5.25% 12/1/32	2,920	3,283
Chicago Midway Arpt. Rev.:
Series 2013 B, 5% 1/1/25	1,700	1,701
Series 2014 A, 5% 1/1/26 (c)	3,475	3,471
Series 2016 A:
5% 1/1/27 (c)	2,810	2,826
5% 1/1/28 (c)	500	503
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2012 B, 4% 1/1/27 (c)	1,220	1,195
Series 2015 A:
5% 1/1/26 (c)	1,600	1,605
5% 1/1/27 (c)	1,000	1,004
Series 2015 C, 5% 1/1/26 (c)	1,540	1,545
Series 2016 A, 5% 1/1/27 (c)	840	848
Series 2017 D:
5% 1/1/26 (c)	445	449
5% 1/1/27 (c)	1,595	1,621
5% 1/1/29 (c)	215	219
Series 2020 B, 5% 1/1/26	1,310	1,342
Series 2022 A, 5% 1/1/26 (c)	830	838
Series 2022 C, 5% 1/1/26 (c)	2,300	2,322
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/25	1,225	1,235
Cook County Gen. Oblig.:
Series 2021 A:
5% 11/15/23	375	375
5% 11/15/24	425	430
5% 11/15/25	425	432
5% 11/15/26	850	874
5% 11/15/27	1,075	1,119
Series 2021 B:
4% 11/15/25	1,100	1,102
4% 11/15/26	555	557
4% 11/15/27	565	569
4% 11/15/28	285	287
Series 2022 A:
5% 11/15/25	5,585	5,680
5% 11/15/26	300	308
5% 11/15/27	325	338
5% 11/15/28	350	368
5% 11/15/29	1,315	1,392
Cook County Sales Tax Rev.:
Series 2022 A:
5% 11/15/26	635	656
5% 11/15/27	350	366
5% 11/15/28	190	201
5% 11/15/29	140	149
5% 11/15/30	315	336
Series 2022 B:
5% 11/15/25	815	831
5% 11/15/26	360	372
5% 11/15/27	470	492
5% 11/15/28	290	306
5% 11/15/29	265	282
5% 11/15/30	275	293
Illinois Fin. Auth.:
Bonds Series 2020 B:
5%, tender 11/15/24 (b)	2,125	2,131
5%, tender 11/15/26 (b)	2,830	2,873
Series 2015, 5% 5/1/45 (Pre-Refunded to 5/1/25 @ 100)	1,190	1,206
Series 2020 A, 5% 8/15/24	1,080	1,088
Series 2022 A:
5% 10/1/26	265	265
5% 10/1/28	330	331
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C, 5% 8/1/26	1,650	1,665
(Edward-Elmhurst Healthcare) Series 2017 A, 5% 1/1/25 (Escrowed to Maturity)	740	750
(OSF Healthcare Sys.) Series 2018 A:
5% 5/15/26	4,300	4,356
5% 5/15/27	9,260	9,429
Series 2008 A3, 5% 11/1/30	1,545	1,579
Series 2015 A:
5% 11/15/24	1,490	1,501
5% 11/15/25	1,905	1,927
5% 11/15/26	1,955	1,988
Series 2015 B, 5% 11/15/24	1,910	1,924
Series 2016 A:
5.25% 8/15/28 (Pre-Refunded to 8/15/26 @ 100)	1,000	1,037
5.25% 8/15/29 (Pre-Refunded to 8/15/26 @ 100)	5,850	6,068
Series 2016 C, 5% 2/15/27	1,875	1,938
Series 2016:
5% 5/15/25	490	496
5% 5/15/26	980	993
5% 5/15/27	1,225	1,249
Series 2017, 5% 1/1/25	2,260	2,293
Series 2019:
5% 9/1/24	415	412
5% 9/1/25	900	889
5% 4/1/26	1,625	1,651
5% 9/1/26	300	295
5% 4/1/27	2,135	2,187
5% 9/1/27	500	492
5% 4/1/28	1,425	1,471
5% 4/1/29	2,000	2,075
Illinois Gen. Oblig.:
Series 2014, 5% 2/1/25	2,275	2,277
Series 2016:
4% 2/1/30 (Assured Guaranty Muni. Corp. Insured)	3,760	3,660
5% 1/1/26	2,970	3,025
Series 2017 C, 5% 11/1/29	1,000	1,029
Series 2017 D:
5% 11/1/25	6,635	6,746
5% 11/1/26	5,890	6,041
Series 2018 A, 5% 10/1/26	4,615	4,730
Series 2020 B:
5% 10/1/25	5,105	5,187
5% 10/1/28	6,500	6,767
Series 2022 B:
5% 3/1/26	6,880	7,018
5% 3/1/27	6,500	6,686
Series 2023 B, 5% 5/1/28	3,000	3,114
Series 2023 D, 5% 7/1/28	4,230	4,398
Illinois Hsg. Dev. Auth. Rev. Series D, 3.75% 4/1/50	560	542
Illinois Sales Tax Rev.:
Series 2013, 5% 6/15/24	2,985	2,988
Series 2021 C:
5% 6/15/24	615	619
5% 6/15/25	355	361
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24	2,540	2,507
0% 1/15/24 (Escrowed to Maturity)	2,175	2,150
0% 1/15/25	4,915	4,635
0% 1/15/26	3,695	3,336
Metropolitan Pier & Exposition Series 2022 A, 3% 6/15/25	2,330	2,255
Northern Illinois Univ. Revs. Series 2020 B, 5% 4/1/24 (Build America Mutual Assurance Insured)	1,100	1,104
Railsplitter Tobacco Settlement Auth. Rev. Series 2017, 5% 6/1/24 (Escrowed to Maturity)	4,365	4,392
Sales Tax Securitization Corp.:
Series 2023 C, 5% 1/1/29 (e)	5,225	5,445
Series 2023 D, 5% 1/1/28 (e)	1,735	1,794
Schaumburg Village Gen. Oblig. Series 2023, 4% 12/1/31	2,820	2,793
TOTAL ILLINOIS		217,191
Indiana - 2.2%
Indiana Fin. Auth. Envir. Facilities Rev. Bonds (Indianapolis Pwr. & Lt. Co. Proj.):
Series 2020 A, 0.75%, tender 4/1/26 (b)	600	524
Series 2020 B, 0.95%, tender 4/1/26 (b)(c)	1,025	903
Indiana Fin. Auth. Health Sys. Rev. Bonds:
Series 2019 B, 2.25%, tender 7/1/25 (b)	6,405	6,170
Series 2023 B1, 5%, tender 7/1/28 (b)	5,865	6,114
Indiana Fin. Auth. Hosp. Rev. Bonds:
Series 2011 L, 0.7%, tender 1/1/26 (b)	1,105	999
Series 2011 M, 0.7%, tender 1/1/26 (b)	7,795	7,046
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.) Series 2015 A, 5% 10/1/25	1,590	1,605
Indiana Hsg. & Cmnty. Dev. Auth.:
Series 2019 B, 3.5% 1/1/49	1,130	1,090
Series 2021 B, 3% 7/1/50	825	779
Series 2021 C1, 3% 1/1/52	3,575	3,338
Indianapolis Local Pub. Impt.:
(Indianapolis Arpt. Auth. Proj.):
Series 2014 D:
5% 1/1/28 (c)	470	470
5% 1/1/30 (c)	550	550
Series 2016 A1:
5% 1/1/24 (c)	2,715	2,716
5% 1/1/25 (c)	2,845	2,858
Series 2019 D, 5% 1/1/25 (c)	1,710	1,718
Indianapolis Arpt. Auth. Proj. Series 2019 D, 5% 1/1/26 (c)	3,680	3,716
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.):
Series 2017, 5%, tender 11/1/24 (b)(c)	1,250	1,259
Series 2019 A, 5%, tender 6/5/26 (b)(c)	15,985	16,231
TOTAL INDIANA		58,086
Iowa - 0.1%
Iowa Student Ln. Liquidity Corp. Student Ln. Rev.:
Series 2019 B, 5% 12/1/24 (c)	800	802
Series 2023 B, 5% 12/1/30 (c)	1,770	1,790
TOTAL IOWA		2,592
Kansas - 0.0%
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2016 A, 5% 9/1/25	785	800
Kentucky - 3.7%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. D/B/A King's Daughters Med. Ctr. Proj.) Series 2016 A:
5% 2/1/24	1,330	1,332
5% 2/1/25	980	984
Carroll County Envir. Facilities Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2004 A, 1.75%, tender 9/1/26 (b)(c)	9,750	8,697
Carroll County Poll. Ctlr Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2016 A, 1.55%, tender 9/1/26 (b)	5,750	5,089
Kentucky Asset/Liability Commission Gen. Fund Rev. Series 2021 A:
5% 11/1/24	1,065	1,076
5% 11/1/25	3,000	3,059
5% 11/1/26	1,000	1,032
5% 11/1/27	1,000	1,046
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2015 A, 5% 6/1/24	1,655	1,660
Kentucky Hsg. Corp. Single Family Mtg. Rev. Series 2023 A, 6% 7/1/54 (e)	12,775	13,542
Kentucky State Property & Buildings Commission Rev.:
Series 2018, 5% 5/1/25	3,605	3,657
Series A:
5% 11/1/24	1,250	1,262
5% 11/1/25	1,650	1,688
Kentucky, Inc. Pub. Energy:
Bonds:
Series 2018 A, 4%, tender 4/1/24 (b)	4,110	4,094
Series 2019 A1, 4%, tender 6/1/25 (b)	10,455	10,300
Series A, 4%, tender 6/1/26 (b)	11,570	11,346
Series C1, 4%, tender 6/1/25 (b)	15,000	14,780
Series A:
4% 12/1/23	600	599
4% 12/1/25	825	813
4% 6/1/26	1,085	1,065
Louisville & Jefferson County:
Bonds Series 2020 C, 5%, tender 10/1/26 (b)	5,985	6,074
Series 2023 A:
5% 10/1/28	2,500	2,615
5% 10/1/29	1,310	1,372
5% 10/1/30	1,485	1,565
Louisville Reg'l. Arpt. Auth. Sys. Rev. Series 2014 A, 5% 7/1/24 (c)	1,280	1,285
TOTAL KENTUCKY		100,032
Louisiana - 0.4%
Louisiana Hsg. Corp. Single Fami (Home Ownership Prog.) Series 2023 C, 5.75% 12/1/53	950	992
New Orleans Aviation Board Rev.:
(North Term. Proj.) Series 2017 B:
5% 1/1/24 (c)	195	195
5% 1/1/25 (c)	195	196
5% 1/1/26 (c)	490	495
Series 2017 D2:
5% 1/1/24 (c)	735	735
5% 1/1/25 (c)	1,390	1,397
St. John Baptist Parish Rev.:
(Marathon Oil Corp.) Series 2017, 2.2% 6/1/37 (b)	3,765	3,520
Bonds (Marathon Oil Corp.) Series 2017, 4.05%, tender 7/1/26 (b)	3,320	3,260
TOTAL LOUISIANA		10,790
Maine - 0.1%
Brunswick Series 2020, 2% 11/1/31	1,015	826
City of Portland Arpt. Series 2016, 5% 1/1/29	690	703
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2021 A:
5% 7/1/28	555	578
5% 7/1/29	600	629
5% 7/1/30	500	528
TOTAL MAINE		3,264
Maryland - 1.9%
Baltimore Proj. Rev. Series 2017 D, 5% 7/1/25	3,380	3,447
Hsg. Opportunities Commission of Montgomery County Series 2021 C, 0.8% 7/1/25	700	656
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	1,125	1,099
Series 2019 C, 3.5% 3/1/50	1,190	1,146
Series 2021 C:
0.5% 1/1/24	1,000	990
0.6% 7/1/24	2,840	2,761
Maryland Dept. of Trans.:
Series 2021 B, 5% 8/1/27 (c)	1,805	1,844
Series 2022 B, 5% 12/1/27	1,295	1,370
Series 2022, 5% 12/1/26	1,395	1,453
Maryland Gen. Oblig.:
Series 2017 A, 5% 3/15/25	1,795	1,826
Series 2022 2D, 3% 8/1/27	1,575	1,519
Maryland Health & Higher Edl. Bonds:
Series 2020 B2, 5%, tender 7/1/27 (b)	2,480	2,547
Series 2020, 5%, tender 7/1/25 (b)	8,525	8,602
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2015:
5% 7/1/24	1,955	1,962
5% 7/1/25	1,730	1,747
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 B:
2.5% 6/1/26 (c)	4,915	4,552
2.625% 6/1/27 (c)	4,030	3,671
Montgomery County Gen. Oblig. Series 2022 A:
5% 8/1/24	895	904
5% 8/1/26	7,075	7,344
TOTAL MARYLAND		49,440
Massachusetts - 1.4%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2016 A, 0% 7/1/29	1,000	776
Massachusetts Dev. Fin. Agcy. Rev.:
Bonds Series 2011 N, 0.45%, tender 7/1/25 (b)	5,000	4,600
Caregroup, Inc. Series 2015 H-1, 5% 7/1/25	2,655	2,691
Series 2016 I:
5% 7/1/24	1,075	1,077
5% 7/1/25	1,475	1,495
5% 7/1/25	1,480	1,487
5% 7/1/26	980	993
Series 2019 A:
5% 7/1/24	1,150	1,155
5% 7/1/25	825	827
5% 7/1/26	2,015	2,002
Series 2021:
4% 7/1/24	225	223
4% 7/1/25	235	230
Massachusetts Edl. Fing. Auth. Rev.:
Series 2016, 5% 7/1/24 (c)	2,850	2,861
Series 2020 C:
5% 7/1/25 (c)	850	857
5% 7/1/26 (c)	1,900	1,919
Series 2021 B, 5% 7/1/26 (c)	1,390	1,404
Series 2023 B:
5% 7/1/28 (c)	3,675	3,731
5% 7/1/29 (c)	2,650	2,697
Massachusetts Health & Edl. Facilities Auth. Rev. Bonds Series I, 0.7%, tender 7/1/25 (b)	2,133	1,971
Massachusetts Port Auth. Rev.:
Series 2017 A, 5% 7/1/25 (c)	1,115	1,130
Series 2021 E, 5% 7/1/27 (c)	500	513
Univ. of Massachusetts Bldg. Auth. Rev. Series 2021 1, 5% 11/1/26	2,445	2,546
TOTAL MASSACHUSETTS		37,185
Michigan - 1.3%
Detroit Downtown Dev. Auth. Tax Series A, 5% 7/1/24 (Assured Guaranty Muni. Corp. Insured)	1,000	1,006
Flint Hosp. Bldg. Auth. Rev. Series 2020, 5% 7/1/24	925	920
Grand Traverse County Hosp. Fin. Auth. Series 2021:
5% 7/1/26	550	563
5% 7/1/27	900	930
5% 7/1/28	725	754
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/24	635	638
5% 5/15/24 (Escrowed to Maturity)	5	5
5% 5/15/25	1,275	1,289
5% 5/15/25 (Escrowed to Maturity)	10	10
5% 5/15/26	1,230	1,253
5% 5/15/26 (Escrowed to Maturity)	5	5
Lansing Board of Wtr. & Lt. Util. Rev. Bonds Series 2021 B, 2%, tender 7/1/26 (b)	2,000	1,786
Michigan Fin. Auth. Rev.:
Bonds:
Series 2015 D2, 1.2%, tender 4/13/28 (b)	635	540
Series 2019 MI2, 5%, tender 2/1/25 (b)	4,830	4,894
Series 2015 A, 5% 8/1/26 (Pre-Refunded to 8/1/24 @ 100)	300	303
Series 2015 D1, 0.75% 10/15/25	1,000	933
Series 2020 A:
5% 6/1/24	1,000	1,005
5% 6/1/25	2,000	2,028
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 2021 A, 3% 6/1/52	2,085	1,960
Series A, 3.5% 12/1/50	1,025	985
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds (Consumer Energy Co. Proj.) Series 2019, 1.8%, tender 10/1/24 (b)(c)	3,140	3,047
Novi Cmnty. School District Series I:
4% 5/1/24	795	795
4% 5/1/25	600	600
Portage Pub. Schools Series 2016:
5% 11/1/24	1,955	1,979
5% 5/1/25	1,100	1,120
5% 11/1/25	1,195	1,224
5% 11/1/28	985	1,010
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J:
5% 7/1/24	765	769
5% 7/1/25	500	504
5% 7/1/26	750	760
TOTAL MICHIGAN		33,615
Minnesota - 1.5%
Duluth Econ. Dev. Auth. Series 2021 A:
3% 7/1/24	200	197
3% 7/1/25	615	591
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2022 B:
5% 1/1/24 (c)	705	706
5% 1/1/25 (c)	460	464
5% 1/1/26 (c)	1,125	1,136
5% 1/1/27 (c)	3,800	3,862
Minneapolis Health Care Sys. Rev. Bonds Series 2023 A, 5%, tender 11/15/28 (b)	11,835	12,280
Minnesota Gen. Oblig. Series 2023 A, 5% 8/1/29	7,810	8,443
Minnesota Hsg. Fin. Agcy.:
Series 2023 F, 5.75% 7/1/53	650	675
Series 2023, 6% 7/1/53 (e)	2,925	3,077
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	2,270	2,276
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (b)(d)	2,530	2,473
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2015 A, 5% 1/1/26	2,065	2,120
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series 2014 A, 5% 1/1/24	980	982
TOTAL MINNESOTA		39,282
Mississippi - 0.2%
Mississippi Dev. Bank Spl. Oblig. (Magnolia Reg'l. Health Ctr. Proj.) Series 2021:
5% 10/1/23 (d)	830	830
5% 10/1/25 (d)	1,320	1,309
5% 10/1/27 (d)	900	896
Mississippi Hosp. Equip. & Facilities Auth.:
(Forrest County Gen. Hosp. Rfdg. Proj.) Series 2019 B, 5% 1/1/24	400	401
Bonds Series II, 5%, tender 3/1/27 (b)	1,130	1,151
Series I:
5% 10/1/25	600	608
5% 10/1/27	800	824
TOTAL MISSISSIPPI		6,019
Missouri - 0.7%
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A:
5% 3/1/24	685	685
5% 3/1/25	710	710
5% 3/1/26	980	978
Kansas City Indl. Dev. Auth. (Kansas City Int'l. Arpt. Term. Modernization Proj.):
Series 2020 A:
5% 3/1/26 (c)	1,185	1,198
5% 3/1/27 (c)	4,065	4,137
Series 2020 B:
5% 3/1/26	2,190	2,242
5% 3/1/27	1,535	1,592
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series 2019, 4% 5/1/50	305	298
Saint Louis Arpt. Rev. Series A, 5.25% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	5,370	5,578
TOTAL MISSOURI		17,418
Montana - 0.2%
Montana Board Hsg. Single Family:
Series 2019 B, 4% 6/1/50	175	170
Series 2021 B, 3% 12/1/51	2,330	2,196
Series 2022 A, 3% 6/1/52	1,675	1,571
Series A1, 3.5% 6/1/50	2,730	2,627
TOTAL MONTANA		6,564
Nebraska - 1.5%
Central Plains Energy Proj. Rev. Bonds:
(Proj. No. 4) Series 2023 A1, 5%, tender 11/1/29 (b)	9,280	9,388
Series 2019, 4%, tender 8/1/25 (b)	11,940	11,785
Douglas County Hosp. Auth. #2 Health Facilities Rev. Bonds Series 2020, 5%, tender 11/15/25 (b)	2,200	2,222
Lincoln Arpt. Auth. Series 2021:
5% 7/1/24 (c)	700	704
5% 7/1/26 (c)	750	761
5% 7/1/27 (c)	1,275	1,306
5% 7/1/28 (c)	1,830	1,892
5% 7/1/29 (c)	1,000	1,040
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2019 B, 4% 9/1/49 (c)	810	785
Series 2019 E, 3.75% 9/1/49 (c)	845	821
Nebraska Pub. Pwr. District Rev. Series 2017 B, 5% 1/1/26	1,260	1,291
Washington County Wstwtr Sol Bonds (Cargill, Inc. Projs.) Series 2012, 0.9%, tender 9/1/25 (b)(c)	7,400	6,944
TOTAL NEBRASKA		38,939
Nevada - 0.9%
Clark County Arpt. Rev.:
Series 2014 A2:
5% 7/1/28	525	525
5% 7/1/30	750	749
Series 2021 B:
5% 7/1/24 (c)	985	989
5% 7/1/25 (c)	1,795	1,813
5% 7/1/27 (c)	6,000	6,124
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev.:
Series 2019 E:
5% 7/1/25	1,275	1,298
5% 7/1/27	2,245	2,355
Series B, 5% 7/1/24 (c)	2,080	2,089
Clark County School District:
Series 2017 A, 5% 6/15/26	1,285	1,321
Series 2020 B, 5% 6/15/26	5,805	5,976
Nevada Gen. Oblig. Series 2015 A, 3% 8/1/29	2,175	2,077
TOTAL NEVADA		25,316
New Hampshire - 0.4%
Nat'l. Fin. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2021 B:
5% 8/15/24	600	604
5% 8/15/28	1,125	1,161
Nat'l. Fin. Auth. Solid Bonds (Waste Mgmt., Inc. Proj.):
Series 2019 A3, 2.15%, tender 7/1/24 (b)(c)	4,455	4,379
Series 2019 A4, 2.15%, tender 7/1/24 (b)(c)	2,250	2,211
New Hampshire Bus. Fin. Auth. Wtr. Facility (Pennichuck Wtr. Works, Inc. Proj.) Series 2014 A, 5% 1/1/25 (Escrowed to Maturity) (c)	1,000	1,008
TOTAL NEW HAMPSHIRE		9,363
New Jersey - 4.2%
New Jersey Econ. Dev. Auth. Series 2024 SSS:
5% 6/15/24 (e)	1,750	1,751
5% 6/15/26 (e)	2,575	2,602
5% 6/15/27 (e)	1,070	1,089
New Jersey Econ. Dev. Auth. Rev.:
(Provident Montclair Proj.) Series 2017, 5% 6/1/24 (Assured Guaranty Muni. Corp. Insured)	980	986
Series 2014 RR, 5% 6/15/32 (Pre-Refunded to 6/15/24 @ 100)	375	378
Series 2014 UU, 5% 6/15/30 (Pre-Refunded to 6/15/24 @ 100)	465	468
Series 2015 XX:
4% 6/15/24	550	549
5% 6/15/26 (Pre-Refunded to 6/15/25 @ 100)	975	994
Series 2019:
5.25% 9/1/24 (d)	300	303
5.25% 9/1/26 (d)	3,410	3,517
New Jersey Edl. Facility Series 2016 B, 4% 9/1/26	320	317
New Jersey Gen. Oblig. Series 2021, 2% 6/1/29	1,965	1,694
New Jersey Health Care Facilities Fing. Auth. Rev.:
Bonds:
Series 2019 B2, 5%, tender 7/1/25 (b)	3,890	3,945
Series 2019 B3, 5%, tender 7/1/26 (b)	2,750	2,801
Series 2016 A:
5% 7/1/24 (Escrowed to Maturity)	985	992
5% 7/1/24 (Escrowed to Maturity)	475	478
5% 7/1/26 (Escrowed to Maturity)	170	175
Series 2016, 5% 7/1/25	275	280
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2015 1A, 5% 12/1/24 (c)	6,015	6,047
Series 2020:
5% 12/1/24 (c)	1,360	1,367
5% 12/1/25 (c)	2,440	2,460
5% 12/1/26 (c)	3,165	3,196
Series 2021 A, 5% 12/1/25 (c)	130	131
Series 2021 B:
5% 12/1/25 (c)	315	318
5% 12/1/26 (c)	1,425	1,439
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Series 2019 D, 4% 4/1/25 (c)	1,405	1,381
New Jersey Tpk. Auth. Tpk. Rev. Series D, 5% 1/1/28	1,710	1,758
New Jersey Trans. Trust Fund Auth.:
Series 2006 C:
0% 12/15/25	6,400	5,829
0% 12/15/26 (Assured Guaranty Corp. Insured)	1,585	1,386
0% 12/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,820	1,526
0% 12/15/31 (FGIC Insured)	5,400	3,752
Series 2010 A:
0% 12/15/25	1,140	1,037
0% 12/15/27	5,520	4,625
Series 2016 A, 5% 6/15/27	3,960	4,033
Series 2022 AA:
5% 6/15/25	4,490	4,554
5% 6/15/26	9,745	9,989
5% 6/15/27	8,000	8,294
5% 6/15/28	10,000	10,485
Series A:
0% 12/15/26	11,265	9,829
5% 12/15/24	1,780	1,797
5% 12/15/25	1,680	1,713
5% 12/15/26	2,600	2,680
TOTAL NEW JERSEY		112,945
New Mexico - 1.4%
New Mexico Edl. Assistance Foundation Series 2021 1A:
5% 9/1/25 (c)	6,250	6,304
5% 9/1/28 (c)	2,000	2,054
New Mexico Hosp. Equip. Ln. Council Rev. Bonds Series 2019 B, 5%, tender 8/1/25 (b)	3,135	3,176
New Mexico Mtg. Fin. Auth.:
Series 2019 C, 4% 1/1/50	2,825	2,757
Series 2023 C, I 5.75% 3/1/54	1,980	2,069
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev.:
Bonds Series 2019 A, 5%, tender 5/1/25 (b)	15,495	15,504
Series 2019 A:
4% 11/1/23	710	710
4% 5/1/24	950	948
4% 11/1/24	1,450	1,443
4% 5/1/25	2,790	2,765
TOTAL NEW MEXICO		37,730
New York - 10.6%
Dorm. Auth. New York Univ. Rev. Series 2016 A, 5% 7/1/24	1,810	1,818
East Hampton Union Free School District Series 2017, 2.25% 6/1/28	505	455
Long Island Pwr. Auth. Elec. Sys. Rev.:
Bonds:
Series 2019 B, 1.65%, tender 9/1/24 (b)	7,255	7,070
Series 2020 B, 0.85%, tender 9/1/25 (b)	19,810	18,449
Series 2021 B, 1.5%, tender 9/1/26 (b)	3,360	3,059
Series 2021, 1% 9/1/25	2,805	2,597
Monroe County Indl. Dev. Corp. (Univ. of Rochester Proj.):
Series 2017 A, 5% 7/1/25	900	919
Series 2020 A:
5% 7/1/25	750	766
5% 7/1/26	500	517
New York Bridge Auth. Gen. Rev. Series 2021 B, 5% 1/1/27	1,500	1,565
New York City Gen. Oblig.:
Series 2020 A1, 5% 8/1/27	13,205	13,850
Series 2020 C1, 5% 8/1/30	1,000	1,072
Series 2022 B1, 5% 8/1/28	11,490	12,216
Series A, 5% 8/1/26	1,000	1,034
Series A6, 5% 8/1/25	250	251
Series F1, 5% 6/1/25	470	479
Series I1, 5% 3/1/27	615	617
New York City Health & Hosp. Corp. Rev. Series A:
3% 2/15/24	535	532
5% 2/15/24	750	753
New York City Hsg. Dev. Corp. Multifamily Hsg. Bonds:
Series 2021 C2, 0.7%, tender 7/1/25 (b)	2,210	2,055
Series 2021 K2, 0.9%, tender 1/1/26 (b)	12,290	11,175
Series 2021, 0.6%, tender 7/1/25 (b)	2,855	2,635
Series 2023 A2, 3.73%, tender 12/29/28 (b)	4,675	4,483
New York City Indl. Dev. Agcy. Rev. Series 2021 A:
5% 1/1/25 (Assured Guaranty Muni. Corp. Insured)	1,000	1,012
5% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	1,000	1,018
5% 1/1/27 (Assured Guaranty Muni. Corp. Insured)	1,000	1,028
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2021 DD, 5% 6/15/25	1,535	1,567
New York City Transitional Fin. Auth. Rev.:
Series 2017 E1, 5% 2/1/30	2,830	2,888
Series 2021 F1, 5% 11/1/25	2,060	2,112
Series 2022 B1, 5% 11/1/25	8,000	8,202
Series E1, 5% 2/1/26	475	481
New York Dorm. Auth. Rev.:
Series 2015 A:
5% 7/1/28	370	374
5% 7/1/28 (Pre-Refunded to 7/1/25 @ 100)	30	31
Series 2022:
5% 7/1/26	675	679
5% 7/1/27	710	718
5% 7/1/28	750	762
5% 7/1/29	1,065	1,083
New York Dorm. Auth. Sales Tax Rev.:
Series 2017 A, 5% 3/15/31	2,745	2,833
Series 2023 A1, 5% 3/15/29	25,000	26,758
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2016 A, 5% 11/15/24	525	532
Series 2016 B1:
5% 11/15/24	670	679
5% 11/15/25	1,000	1,027
Series 2017 B1, 4% 11/15/25	250	252
Series 2017 B2, 5% 11/15/25	1,450	1,489
New York Metropolitan Trans. Auth. Rev.:
Series 2015 A, 5% 11/15/24	1,000	1,008
Series 2015 A1, 5% 11/15/29	765	769
Series 2016 A, 5% 11/15/23	1,450	1,451
Series 2016 D, 5% 11/15/27	1,500	1,530
Series 2017 A2:
5% 11/15/25	2,620	2,662
5% 11/15/26	5,815	5,950
Series 2017 B, 5% 11/15/24	665	671
Series 2017 C1, 5% 11/15/28	4,340	4,495
New York State Dorm. Auth.:
Series 2018 A, 5% 3/15/27 (Escrowed to Maturity)	970	1,016
Series 2019 D, 5% 2/15/25	1,030	1,048
Series 2021 A:
5% 3/15/27	2,975	3,110
5% 3/15/29	1,500	1,600
Series 2023 A:
5% 3/15/29	5,000	5,334
5% 3/15/30	7,295	7,850
New York State Hsg. Fin. Agcy. Rev.:
Bonds:
Series 2021 D2, 0.65%, tender 11/1/25 (b)	2,770	2,532
Series 2021 J2:
1%, tender 11/1/26 (b)	1,770	1,580
1.1%, tender 5/1/27 (b)	6,610	5,749
Series J, 0.75% 5/1/25	3,030	2,844
New York State Mtg. Agcy. Homeowner Mtg.:
Series 2021 232:
5% 4/1/25 (c)	1,130	1,136
5% 10/1/26 (c)	1,580	1,602
Series 221, 3.5% 10/1/32 (c)	335	321
New York Thruway Auth. Gen. Rev. Series 2014 K, 5% 1/1/32	795	804
New York Trans. Dev. Corp.:
(Term. 4 JFK Int'l. Arpt. Proj.):
Series 2020 A:
5% 12/1/24 (c)	1,500	1,507
5% 12/1/25 (c)	2,295	2,316
5% 12/1/26 (c)	1,180	1,198
Series 2020 C:
5% 12/1/24	1,000	1,010
5% 12/1/25	800	814
5% 12/1/26	1,250	1,283
5% 12/1/27	1,250	1,293
5% 12/1/28	1,300	1,354
(Term. 4 John F. Kennedy Int'l. Arpt. Proj.) Series 2022:
5% 12/1/26 (c)	13,300	13,500
5% 12/1/27 (c)	12,605	12,879
5% 12/1/28 (c)	600	615
New York Urban Dev. Corp. Rev. Series 2015 A, 5% 3/15/26	250	255
Niagara Frontier Trans. Auth. Arpt. Rev. Series 2019 A:
5% 4/1/25 (c)	625	629
5% 4/1/27 (c)	1,350	1,375
Suffolk County Gen. Oblig.:
Series 2022 A:
5% 6/15/24	655	659
5% 6/15/25	695	706
5% 6/15/29	965	1,033
Series 2022 B:
5% 10/1/25	800	819
5% 10/1/26	410	426
5% 10/1/28	670	713
Syracuse Reg'l. Arpt. Auth. Series 2021:
5% 7/1/25 (c)	750	754
5% 7/1/26 (c)	1,145	1,154
5% 7/1/27 (c)	1,515	1,534
Triborough Bridge & Tunnel Auth.:
Bonds:
Series 2021 A2:
2%, tender 5/15/26 (b)	7,870	7,326
2%, tender 5/15/28 (b)	2,575	2,285
Series 2021 B, 5%, tender 5/15/26 (b)	2,470	2,517
Series 2023 A, 5% 11/15/25	8,800	9,027
Triborough Bridge & Tunnel Auth. Revs. Series 2023 A, 5% 11/15/25	15,000	15,362
TOTAL NEW YORK		283,297
New York And New Jersey - 1.5%
Port Auth. of New York & New Jersey:
Series 188, 5% 5/1/25 (c)	1,980	2,000
Series 193:
5% 10/15/25 (c)	4,015	4,066
5% 10/15/29 (c)	1,350	1,366
Series 2015 193, 5% 10/15/27 (c)	7,425	7,509
Series 2023 242:
5% 12/1/27 (c)	2,700	2,776
5% 12/1/28 (c)	11,915	12,338
Series 223:
5% 7/15/25 (c)	1,500	1,518
5% 7/15/26 (c)	2,250	2,287
5% 7/15/27 (c)	3,055	3,130
5% 7/15/28 (c)	2,500	2,582
TOTAL NEW YORK AND NEW JERSEY		39,572
North Carolina - 1.7%
Asheville Spl. Obligations Series 2021, 5% 4/1/25	1,530	1,556
Charlotte Int'l. Arpt. Rev.:
Series 2019 B, 5% 7/1/27 (c)	735	754
Series 2021 B:
5% 7/1/26 (c)	5,535	5,629
5% 7/1/27 (c)	4,500	4,618
5% 7/1/28 (c)	1,675	1,733
5% 7/1/29 (c)	865	901
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Bonds:
Series 2021 B, 5%, tender 12/2/24 (b)	4,200	4,236
Series 2021 C, 5%, tender 12/1/28 (b)	1,570	1,653
New Hanover County Hosp. Rev. Series 2017:
5% 10/1/25 (Escrowed to Maturity)	1,115	1,140
5% 10/1/26 (Escrowed to Maturity)	1,360	1,410
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev. Series 2021, 5% 5/1/25	260	263
North Carolina Grant Anticipation Rev. Series 2021:
5% 3/1/27	2,305	2,404
5% 3/1/28	2,375	2,509
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Series 43, 4% 7/1/50	4,770	4,651
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds Series 2019 C, 2.55%, tender 6/1/26 (b)	7,335	7,026
North Carolina Med. Care Commission Hosp. Rev. Bonds Series 2021 B, 5%, tender 2/1/26 (b)	1,110	1,131
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2020 A, 5% 5/1/27 (c)	355	364
Union County Enterprise Systems Rev. Series 2021:
5% 6/1/25	1,000	1,020
5% 6/1/26	750	775
5% 6/1/27	775	813
TOTAL NORTH CAROLINA		44,586
North Dakota - 0.2%
North Dakota Hsg. Fin. Agcy.:
Series 2021 A, 3% 1/1/52	1,465	1,382
Series 2021 B, 3% 7/1/52	3,975	3,706
TOTAL NORTH DAKOTA		5,088
Ohio - 1.9%
Akron Bath Copley Hosp. District Rev.:
Series 2016, 5% 11/15/24	1,955	1,965
Series 2020:
5% 11/15/26	375	381
5% 11/15/27	185	189
American Muni. Pwr., Inc. Rev.:
Bonds Series 2021 A2, 1%, tender 8/15/24 (b)	2,150	2,083
Series 2021 A:
5% 2/15/26	300	307
5% 2/15/27	400	414
Cleveland Arpt. Sys. Rev. Series 2016 A:
5% 1/1/25 (Assured Guaranty Muni. Corp. Insured)	1,225	1,238
5% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	490	496
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019:
5% 8/1/27	1,000	1,035
5% 8/1/28	1,000	1,045
Miami Univ. Series 2022 A, 5% 9/1/24	125	126
Montgomery County Hosp. Rev. (Kettering Health Network Obligated Group Proj.)) Series 2021:
5% 8/1/27	575	595
5% 8/1/28	500	522
Ohio Cap. Facilities Lease (Adult Correctional Bldg. Fund Projs.) Series 2021 A:
5% 10/1/25	2,000	2,047
5% 10/1/26	1,750	1,816
Ohio Higher Edl. Facility Commission Rev. Bonds (Case Western Reserve Univ. Proj.) Series 2019 C, 1.625%, tender 12/1/26 (b)	1,345	1,234
Ohio Hosp. Facilities Rev.:
Series 2017 A, 5% 1/1/25	2,035	2,061
Series 2021 B, 5% 1/1/25	1,935	1,960
Ohio Hosp. Rev. Bonds Series 2019 C, 2.75%, tender 5/1/28 (b)	3,920	3,712
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	240	237
(Mtg.-Backed Securities Prog.) Series 2023 B, 6% 3/1/55	1,545	1,637
Series 2021 C, 3.25% 3/1/51	16,335	15,458
Scioto County Hosp. Facilities Rev.:
Series 2016:
5% 2/15/24	3,215	3,221
5% 2/15/25	2,065	2,084
5% 2/15/26	1,285	1,300
Series 2019, 5% 2/15/29	1,820	1,850
Univ. of Akron Gen. Receipts Series 2019 A:
5% 1/1/24	760	762
5% 1/1/25	1,100	1,114
TOTAL OHIO		50,889
Oklahoma - 0.6%
Oklahoma County Independent School District #89 Oklahoma City Series 2023 A, 3% 7/1/26	14,520	14,040
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev. (Homeownership Ln. Prog.) Series 2023 C, 6% 3/1/54	285	302
Oklahoma Tpk. Auth. Tpk. Rev. Series 2017 D, 5% 1/1/25	775	786
TOTAL OKLAHOMA		15,128
Oregon - 0.2%
Oregon Facilities Auth. Rev. (Samaritan Health Svcs. Proj.):
Series 2020 A:
5% 10/1/24	200	201
5% 10/1/25	225	226
5% 10/1/26	150	151
Series A, 5% 10/1/27	150	152
Oregon State Hsg. & Cmnty. Svcs. Dept. (Single Family Mtg. Prog.) Series A, 3.5% 1/1/51	2,555	2,452
Port of Portland Arpt. Rev.:
Series 2020 27 A, 5% 7/1/29 (c)	430	446
Series 27 A, 5% 7/1/26 (c)	1,515	1,539
TOTAL OREGON		5,167
Pennsylvania - 2.0%
Allegheny County Arpt. Auth. Rev. Series 2021 A:
5% 1/1/26 (c)	1,750	1,767
5% 1/1/27 (c)	2,000	2,033
5% 1/1/28 (c)	2,250	2,303
Allegheny County Indl. Dev. Auth. Rev. Series 2021, 3.5% 12/1/31	1,075	841
Allegheny County Sanitation Auth. Swr. Rev. Series 2020 A:
4% 6/1/25	200	201
5% 6/1/26	1,000	1,034
Commonwealth Fing. Auth. Rev. Series 2020 A, 5% 6/1/25	1,150	1,168
Geisinger Auth. Health Sys. Rev. Bonds:
Series 2020 B, 5%, tender 2/15/27 (b)	3,420	3,475
Series 2020 C, 5%, tender 4/1/30 (b)	3,625	3,757
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A, 5% 10/1/23	190	190
Series 2019, 5% 9/1/29	1,000	1,040
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Waste Mgmt., Inc. Proj.) Series 2017 A, 0.58%, tender 8/1/24 (b)(c)	1,100	1,055
Series 2011, 2.15%, tender 7/1/24 (b)(c)	1,000	983
Pennsylvania Gen. Oblig. Series 2019:
5% 7/15/28	1,760	1,872
5% 7/15/29	1,395	1,491
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2016 C, 5% 8/15/25	2,855	2,908
Pennsylvania Hsg. Fin. Agcy.:
Series 2020 13 2A, 3.5% 4/1/51	655	640
Series 2021 137, 3% 10/1/51	5,665	5,256
Pennsylvania Tpk. Commission Tpk. Rev. Series 2021 B:
5% 12/1/25	860	879
5% 12/1/26	1,000	1,035
5% 12/1/27	750	787
Philadelphia Arpt. Rev.:
Series 2015 A, 5% 6/15/24 (c)	600	602
Series 2017 A, 5% 7/1/24	490	493
Series 2017 B:
5% 7/1/24 (c)	4,790	4,804
5% 7/1/25 (c)	1,700	1,715
Series 2021:
5% 7/1/28 (c)	3,100	3,184
5% 7/1/29 (c)	1,830	1,888
Philadelphia School District:
Series 2018 A:
5% 9/1/24	1,000	1,008
5% 9/1/25	700	711
5% 9/1/26	750	767
Series 2019 A:
5% 9/1/24	1,050	1,058
5% 9/1/25	1,200	1,219
Series 2019 B, 5% 9/1/24	1,000	1,008
Reading School District Series 2017:
5% 3/1/25 (Assured Guaranty Muni. Corp. Insured)	320	324
5% 3/1/26 (Assured Guaranty Muni. Corp. Insured)	260	267
5% 3/1/27 (Assured Guaranty Muni. Corp. Insured)	250	260
5% 3/1/28 (Assured Guaranty Muni. Corp. Insured)	245	255
TOTAL PENNSYLVANIA		54,278
Puerto Rico - 0.6%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2022 A, 5% 7/1/28 (d)	7,500	7,547
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2021 A1:
0% 7/1/24	612	591
5.625% 7/1/29	2,265	2,340
Series 2022 A1, 5.375% 7/1/25	6,360	6,425
TOTAL PUERTO RICO		16,903
Rhode Island - 0.9%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016:
5% 5/15/24	2,300	2,301
5% 5/15/25	5,385	5,394
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	530	519
Rhode Island Hsg. & Mtg. Fin. Corp. Rev. Series 72 A, 3.5% 10/1/50	1,080	1,041
Rhode Island Student Ln. Auth. Student Ln. Rev.:
Series 2018 A, 5% 12/1/25 (c)	845	853
Series 2019 A:
5% 12/1/23 (c)	750	750
5% 12/1/24 (c)	1,275	1,282
5% 12/1/25 (c)	1,900	1,921
5% 12/1/26 (c)	1,000	1,016
5% 12/1/28 (c)	510	525
Series 2021 A, 5% 12/1/27 (c)	900	923
Series A:
4% 12/1/26 (c)	355	348
5% 12/1/26 (c)	1,200	1,220
Tobacco Settlement Fing. Corp. Series 2015 A:
5% 6/1/24	1,885	1,890
5% 6/1/26	3,425	3,455
5% 6/1/27	980	989
TOTAL RHODE ISLAND		24,427
South Carolina - 0.7%
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015, 5% 12/1/26	1,075	1,090
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev.:
Series 2019 A, 4% 1/1/50	895	870
Series 2023 B, 6% 1/1/54	955	1,010
South Carolina Ports Auth. Ports Rev.:
Series 2015 (AMT), 5% 7/1/45 (Pre-Refunded to 7/1/25 @ 100) (c)	2,910	2,935
Series 2015:
5.25% 7/1/50 (Pre-Refunded to 7/1/25 @ 100) (c)	4,805	4,867
5.25% 7/1/55 (Pre-Refunded to 7/1/25 @ 100) (c)	2,310	2,340
South Carolina Pub. Svc. Auth. Rev.:
Series 2015 A, 5% 12/1/25	1,000	1,013
Series 2021 A:
5% 12/1/26	670	686
5% 12/1/27	750	773
Series 2021 B:
5% 12/1/24	1,400	1,412
5% 12/1/25	500	508
5% 12/1/26	500	512
5% 12/1/27	450	464
5% 12/1/28	800	832
TOTAL SOUTH CAROLINA		19,312
Tennessee - 1.4%
Metropolitan Nashville Arpt. Auth. Rev. Series 2019 B:
5% 7/1/26 (c)	2,000	2,026
5% 7/1/27 (c)	2,435	2,486
5% 7/1/28 (c)	3,125	3,213
5% 7/1/29 (c)	3,800	3,920
5% 7/1/30 (c)	3,000	3,106
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Series 2022 B, 4% 1/1/26	8,000	8,045
Tennergy Corp. Gas Rev. Bonds Series 2019 A, 5%, tender 10/1/24 (b)	11,590	11,620
Tennessee Gen. Oblig. Series 2015 A, 5% 8/1/28 (Pre-Refunded to 8/1/25 @ 100)	2,000	2,043
Tennessee Hsg. Dev. Agcy. Residential Series 2021 3A, 3% 1/1/52	1,555	1,456
TOTAL TENNESSEE		37,915
Texas - 13.4%
Aledo Independent School District Series 2015, 0% 2/15/24	1,195	1,174
Austin Arpt. Sys. Rev.:
Series 2019 B:
5% 11/15/23 (c)	620	620
5% 11/15/24 (c)	675	679
5% 11/15/25 (c)	650	656
Series 2019, 5% 11/15/24 (c)	2,500	2,515
Bastrop Independent School District Series 2023, 5% 2/15/30	1,150	1,236
Birdville Independent School District Series 2021, 5% 2/15/26	800	821
Boerne Independent School District Bonds Series 2023, 3.125%, tender 2/1/27 (b)	1,445	1,398
Brazos County Gen. Oblig. Series 2020, 1.5% 9/1/32	1,335	992
Central Reg'l. Mobility Auth.:
Series 2016, 5% 1/1/26	2,800	2,844
Series 2020 F, 5% 1/1/25	4,455	4,475
Series 2021 C, 5% 1/1/27	6,865	6,981
City of Denton:
Series 2020 A, 5% 2/15/26	1,025	1,054
Series 2020, 2% 2/15/31	1,325	1,109
Clear Creek Independent School District Bonds Series 2021 B, 0.28%, tender 8/15/24 (b)	4,370	4,218
Clint Independent School District Series 2015 A, 5% 2/15/26	1,600	1,623
Collin County Series 2020, 5% 2/15/26	1,040	1,070
Comal County Series 2017, 4% 2/1/26	1,780	1,789
Comal Independent School District Series 2020, 1.5% 2/1/31	7,135	5,601
Coppell Tex Series 2020:
1% 2/1/31	1,395	1,036
1.125% 2/1/32	1,405	1,018
Cypress-Fairbanks Independent School District:
Bonds:
Series 2015 B1, 0.28%, tender 8/15/24 (b)	6,105	5,893
Series 2015 B2, 0.28%, tender 8/15/24 (b)	9,645	9,310
Series 2020 A, 5% 2/15/25	1,330	1,350
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2014 A, 5.25% 11/1/27 (c)	1,175	1,175
Series 2020 A, 5% 11/1/26	2,595	2,687
Dallas Gen. Oblig. Series 2018, 5% 2/15/25	2,060	2,095
Dallas Independent School District Series 2021, 4% 2/15/25	1,835	1,842
Denton Independent School District:
Bonds Series 2014 B:
2%, tender 8/1/24 (b)	265	261
2%, tender 8/1/24 (b)	2,580	2,530
2%, tender 8/1/24 (b)	505	497
Series 2016, 0% 8/15/25	1,610	1,497
El Paso Independent School District Series 2020, 5% 8/15/24	650	657
El Paso Wtr. & Swr. Rev.:
Series 2017, 5% 3/1/30	1,750	1,812
Series 2020, 3% 3/1/30	1,100	1,022
Fort Bend Independent School District Bonds:
Series 2020 B, 0.875%, tender 8/1/25 (b)	9,400	8,822
Series 2021 B, 0.72%, tender 8/1/26 (b)	2,970	2,579
Fort Worth Gen. Oblig. Series 2020, 5% 3/1/26	3,800	3,912
Fort Worth Independent School District Series 2019 B, 5% 2/15/25	1,805	1,834
Goose Creek Consolidated Independent School District Bonds Series 2021 B, 0.6%, tender 8/17/26 (b)	3,500	3,178
Grand Parkway Trans. Corp. Bonds Series 2023, 5%, tender 4/1/28 (b)	10,430	10,851
Hallsville Independent School District Series 2020, 5% 2/15/30	1,000	1,069
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. Series 2016, 5% 11/15/25	1,500	1,528
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Bonds:
Series 2019 B, 5%, tender 12/1/26 (b)	6,545	6,719
Series 2020 A, 0.9%, tender 5/15/25 (b)	4,845	4,541
Series 2020 C, 5%, tender 12/1/26 (b)	7,000	7,184
Series 2014 A, 5% 12/1/26	1,085	1,094
Hays Consolidated Independent School District Series 2022:
5% 2/15/27	650	677
5% 2/15/28	650	687
5% 2/15/29	1,000	1,069
Houston Arpt. Sys. Rev.:
Series 2018 A, 5% 7/1/25 (c)	1,550	1,562
Series 2018 C:
5% 7/1/26 (c)	500	507
5% 7/1/27 (c)	905	924
Series 2020 B, 5% 7/1/26	2,250	2,319
Houston Gen. Oblig. Series 2017 A, 5% 3/1/27	1,545	1,600
Hutto Independent School District Bonds Series 2015, 2%, tender 8/1/25 (b)	1,250	1,198
Kilgore Independent School District Series 2020, 5% 2/15/26	1,075	1,105
Llano Texas Independent School District Series 2023:
5% 2/15/28	1,150	1,213
5% 2/15/29	500	533
5% 2/15/30	1,500	1,615
5% 2/15/31	750	787
Love Field Arpt. Modernization Rev.:
Series 2015:
5% 11/1/26 (c)	1,075	1,083
5% 11/1/30 (c)	1,960	1,974
Series 2021:
5% 11/1/23 (c)	895	895
5% 11/1/24 (c)	2,615	2,628
5% 11/1/25 (c)	3,920	3,954
5% 11/1/26 (c)	2,845	2,890
5% 11/1/27 (c)	2,885	2,953
5% 11/1/28 (c)	11,150	11,489
5% 11/1/29 (c)	11,705	12,117
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.):
Series 2021, 5% 5/15/25	1,315	1,338
Series 2023, 5% 5/15/26	6,625	6,819
Series 2022:
5% 5/15/26 (Assured Guaranty Muni. Corp. Insured)	1,805	1,858
5% 5/15/27 (Assured Guaranty Muni. Corp. Insured)	1,385	1,443
Lubbock Elec. Lt. & Pwr. Sys. Rev. Series 2021, 5% 4/15/27	1,450	1,502
McKinney Independent School District Series 2021:
5% 2/15/26	1,245	1,280
5% 2/15/27	1,300	1,358
Medina Valley Texas Independent School District Series 2023:
5% 2/15/28 (Permanent School Fund of Texas Insured)	1,825	1,924
5% 2/15/29 (Permanent School Fund of Texas Insured)	1,605	1,711
5% 2/15/30 (Permanent School Fund of Texas Insured)	3,065	3,301
5% 2/15/31 (Permanent School Fund of Texas Insured)	4,555	4,946
Midlothian Independent School District Bonds Series 2013 C, 2%, tender 8/1/24 (b)	1,645	1,610
Midway Independent School District Series 2021, 4% 8/1/27	1,425	1,440
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2018, 0.000% x SIFMA Municipal Swap Index 4.355%, tender 10/5/23 (b)(c)(f)	8,320	8,200
New Caney Independent School District Bonds Series 2018, 1.25%, tender 8/15/24 (b)	7,200	7,008
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/26	2,425	2,465
North East Texas Independent School District Bonds Series 2019, 2.2%, tender 8/1/24 (b)	2,345	2,303
North Texas Tollway Auth. Rev.:
Series 2019 B, 5% 1/1/25	1,435	1,451
Series 2021 B, 5% 1/1/29	1,970	2,083
Northside Independent School District Bonds:
Series 2019, 1.6%, tender 8/1/24 (b)	7,660	7,486
Series 2020, 0.7%, tender 6/1/25 (b)	11,510	10,823
Pasadena Independent School District Bonds Series 2015 B, 1.5%, tender 8/15/24 (b)	6,615	6,453
Pecos Barstow Toyah Independent School District Series 2023, 5% 2/15/30	2,200	2,310
Pharr San Juan Alamo Independent School District Series 2016, 5% 2/1/26	1,130	1,146
Plano Wtrwks. & Swr. Sys. Rev. Series 2021, 4% 5/1/28	1,110	1,132
Prosper Independent School District Series 2021 A, 5% 2/15/26	1,015	1,045
San Antonio Arpt. Sys. Rev. Series 2019 A:
5% 7/1/24 (c)	1,750	1,755
5% 7/1/24 (c)	1,000	1,003
5% 7/1/25 (c)	1,250	1,260
5% 7/1/25 (c)	1,350	1,361
5% 7/1/26 (c)	1,500	1,520
5% 7/1/26 (c)	1,460	1,479
San Antonio Elec. & Gas Sys. Rev. Bonds:
Series 2015 D, 1.125%, tender 12/1/26 (b)	10,810	9,554
Series 2022, 2%, tender 12/1/27 (b)	3,145	2,818
Tarrant County College Series 2022, 5% 8/15/27	3,000	3,142
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Scott & White Health Proj.) Series 2022 E, 5%, tender 5/15/26 (b)	4,490	4,573
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 A, 5% 2/15/26	1,465	1,499
Tarrant Reg'l. Wtr. District (City of Dallas Proj.) Series 2021 A, 4% 9/1/25	2,815	2,821
Texas Dept. of Hsg. & Cmnty. Affairs Residential Mtg. Rev. Series 2023 B, 6% 1/1/54	3,960	4,176
Texas Gen. Oblig. Series 2020 B:
3% 8/1/25 (c)	4,610	4,471
3% 8/1/26 (c)	4,845	4,622
4% 8/1/27 (c)	5,085	5,094
Texas Trans. Commission Hwy. Impt. Gen. Oblig. Bonds Series 2014 B, 0.65%, tender 4/1/26 (b)	16,470	14,792
Texas Wtr. Dev. Board Rev.:
Series 2016:
4% 10/15/30	4,600	4,567
5% 4/15/29	7,500	7,777
Series 2022, 5% 8/1/30	1,210	1,319
Waco Gen. Oblig. Series 2021 A, 1.5% 2/1/31	3,770	2,952
Waxahachie Independent School District Series 2021, 3% 8/15/30	1,905	1,761
Wichita Falls Independent School District Series 2021:
4% 2/1/25	600	601
4% 2/1/26	850	854
4% 2/1/27	1,100	1,108
4% 2/1/28	900	911
TOTAL TEXAS		356,852
Utah - 0.7%
Salt Lake City Arpt. Rev.:
Series 2017 A, 5% 7/1/27 (c)	510	521
Series 2018 A, 5% 7/1/26 (c)	2,550	2,584
Series 2021 B:
5% 7/1/24	250	252
5% 7/1/25	530	539
5% 7/1/26	1,150	1,185
5% 7/1/27	750	783
Utah County Hosp. Rev. Bonds Series 2020 B2, 5%, tender 8/1/26 (b)	13,205	13,511
TOTAL UTAH		19,375
Vermont - 0.2%
Vermont Hsg. Fin. Agcy. Series 2021 B, 3% 11/1/51	1,877	1,743
Vermont Student Assistant Corp. Ed. Ln. Rev.:
Series 2017 A:
5% 6/15/26 (c)	1,045	1,058
5% 6/15/27 (c)	560	571
Series 2021 A:
5% 6/15/27 (c)	350	357
5% 6/15/28 (c)	425	431
5% 6/15/29 (c)	400	406
TOTAL VERMONT		4,566
Virginia - 0.8%
Arlington County IDA Hosp. Facilities Series 2020, 5% 7/1/25	500	506
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/24	2,290	2,300
Loudoun County Gen. Oblig. Series 2016 A, 2.5% 12/1/28	1,345	1,217
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2008 B, 0.75%, tender 9/2/25 (b)	6,750	6,165
Norfolk Arpt. Auth. Series 2021 A:
5% 7/1/27	750	781
5% 7/1/28	1,000	1,053
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds Series 2018 A, 5%, tender 11/1/28 (b)	875	919
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
5% 6/15/24	1,185	1,190
5% 6/15/25	980	992
5% 6/15/26	1,680	1,713
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.):
Series 2009 A, 0.75%, tender 9/2/25 (b)	3,000	2,740
Series 2010 A, 1.2%, tender 5/31/24 (b)	1,725	1,679
TOTAL VIRGINIA		21,255
Washington - 2.6%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A, 0% 6/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,230	1,023
King County Hsg. Auth. Rev.:
Series 2019:
4% 11/1/24	1,075	1,074
4% 11/1/25	1,260	1,257
4% 11/1/30	1,575	1,527
Series 2021:
2% 12/1/23	775	772
3% 6/1/25	830	814
4% 12/1/28	375	370
4% 12/1/30	575	562
4% 12/1/31	450	434
King County Swr. Rev. Bonds Series 2020 B, 0.875%, tender 1/1/26 (b)	21,845	20,008
King County Wash Hsg. Auth. Afford (Kirkland Heights Proj.):
Series 2023 A1, 5% 1/1/28	760	770
Series 2023 A2, 5% 1/1/28	380	388
Port of Seattle Rev.:
Series 2013, 5% 7/1/24 (c)	775	776
Series 2015 B, 5% 3/1/25	450	454
Series 2019, 5% 4/1/25 (c)	2,700	2,731
Series 2021 C:
5% 8/1/24 (c)	5,290	5,321
5% 8/1/25 (c)	2,660	2,698
5% 8/1/26 (c)	3,655	3,715
5% 8/1/27 (c)	2,260	2,315
5% 8/1/28 (c)	6,320	6,515
Seattle Hsg. Auth. Rev. (Northgate Plaza Proj.) Series 2021, 1% 6/1/26	1,545	1,397
Tacoma Elec. Sys. Rev. Series 2017:
5% 1/1/25	660	670
5% 1/1/26	390	400
Washington Health Care Facilities Auth. Rev.:
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/25	1,450	1,455
5% 8/15/26	2,560	2,582
5% 8/15/27	2,425	2,463
Bonds Series 2019 B, 5%, tender 8/1/24 (b)	4,575	4,580
Washington Hsg. Fin. Commission Series 2021 2N:
5% 12/1/25	915	933
5% 6/1/27	500	517
TOTAL WASHINGTON		68,521
West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds (Appalachian Pwr. Co. Amos Proj.) Series 2011 A, 1%, tender 9/1/25 (b)(c)	5,650	5,217
West Virginia Gen. Oblig. Series 2018 A, 5% 6/1/26	1,075	1,111
TOTAL WEST VIRGINIA		6,328
Wisconsin - 1.3%
Blue Ridge Healthcare Pub. Fin. Auth. Series 2020 A, 5% 1/1/27	1,085	1,105
Madison Gen. Oblig. Series 2020 A, 1.375% 10/1/30	7,065	5,422
Milwaukee County Arpt. Rev. Series 2013 A, 5.25% 12/1/23 (c)	1,505	1,508
Milwaukee Gen. Oblig. Series 2018 N4, 5% 4/1/25	7,860	7,908
Roseman Univ. of Health Series 2018 A, 5% 12/1/27	925	923
Wisconsin Gen. Oblig. Series 2014 4, 5% 5/1/25	575	582
Wisconsin Health & Edl. Facilities Bonds:
Series 2018 C1, 5%, tender 7/29/26 (b)	1,210	1,237
Series 2020 C, 5%, tender 2/15/27 (b)	5,000	5,012
Wisconsin Health & Edl. Facilities Auth. Rev.:
Bonds Series 2018 C3, 5%, tender 6/24/26 (b)	2,675	2,730
Series 2018 B2, 5%, tender 6/24/26 (b)	3,670	3,745
Wisconsin Hsg. & Econ. Dev. Auth.:
Series 2021 A, 3% 3/1/52	1,350	1,266
Series 2021 C, 3% 9/1/52	2,075	1,944
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Bonds Series 2021 C:
0.61%, tender 5/1/24 (b)	395	384
0.81%, tender 5/1/25 (b)	1,335	1,261
TOTAL WISCONSIN		35,027
Wyoming - 0.0%
Laramie County Hosp. Rev. (Cheyenne Reg'l. Med. Ctr. Proj.) Series 2021, 4% 5/1/27	370	370
TOTAL MUNICIPAL BONDS (Cost $2,783,365)		2,631,394

Money Market Funds - 1.7%
	Shares	Value ($) (000s)
Fidelity Municipal Cash Central Fund 4.42% (g)(h) (Cost $45,021)	45,029,594	45,040

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $2,828,386)	2,676,434
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(6,992)
NET ASSETS - 100.0%	2,669,442

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $22,968,000 or 0.9% of net assets.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 4.42%	3,873	522,074	480,907	657	-	-	45,040	1.9%
Total	3,873	522,074	480,907	657	-	-	45,040

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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